Acquisition of additional interest in Cigar Lake Joint Venture (CLJV) (Table)	12 Months Ended
Dec. 31, 2022
Disclosure Of Business Combination And Discontinued Operatons [Abstract]
Disclosure Of Detailed Information About Business Combinations Explanatory
Property, plant and equipment $ 97,930
Deferred tax asset (a) 28,196
Inventory 9,909
Working capital (24)
Reclamation provision (2,528)
Sales contracts (9,000)
Net assts acquired $ 124,483
Cash paid 101,681
Bargain purchase gain (b) $ 22,802
(a)

The deferred tax asset has been measured provisionally, pending further review of the income tax attributes of the acquisition.
(b)

The preliminary bargain purchase gain resulted from applying the measurement requirements under IFRS 3,
Business
Combinations . This standard requires the measurement of tax attributes that were acquired as part of the transaction be in accordance with IAS 12, Income Taxes , rather than at fair value. The measured amount of these attributes exceeded the amount paid for them and the resulting gain is included in other income (expense) in the consolidated statement of earnings.